Loans (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loan delinquency
Total retained loans	$ 685,498	$ 627,218	$ 728,915
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	28.20%	27.62%
Auto [Member] | California [Member]
Loan delinquency
Total retained loans	4,307	4,440
Consumer business banking [Member] | California [Member]
Loan delinquency
Total retained loans	851	515
Student And Other Loans [Member] | California [Member]
Loan delinquency
Total retained loans	1,330	1,304
Total Other Consumer [Member] | California [Member]
Loan delinquency
Total retained loans	6,488	6,259
Auto [Member] | New York [Member]
Loan delinquency
Total retained loans	3,875	3,756
Consumer business banking [Member] | New York [Member]
Loan delinquency
Total retained loans	2,877	3,040
Student And Other Loans [Member] | New York [Member]
Loan delinquency
Total retained loans	1,305	1,243
Total Other Consumer [Member] | New York [Member]
Loan delinquency
Total retained loans	8,057	8,039
Auto [Member] | Texas [Member]
Loan delinquency
Total retained loans	4,505	4,330
Consumer business banking [Member] | Texas [Member]
Loan delinquency
Total retained loans	2,550	2,487
Student And Other Loans [Member] | Texas [Member]
Loan delinquency
Total retained loans	1,273	1,197
Total Other Consumer [Member] | Texas [Member]
Loan delinquency
Total retained loans	8,328	8,014
Auto [Member] | Florida [Member]
Loan delinquency
Total retained loans	1,923	1,750
Consumer business banking [Member] | Florida [Member]
Loan delinquency
Total retained loans	220	166
Student And Other Loans [Member] | Florida [Member]
Loan delinquency
Total retained loans	722	715
Total Other Consumer [Member] | Florida [Member]
Loan delinquency
Total retained loans	2,865	2,631
Auto [Member] | Illinois [Member]
Loan delinquency
Total retained loans	2,608	2,440
Consumer business banking [Member] | Illinois [Member]
Loan delinquency
Total retained loans	1,320	1,380
Student And Other Loans [Member] | Illinois [Member]
Loan delinquency
Total retained loans	940	868
Total Other Consumer [Member] | Illinois [Member]
Loan delinquency
Total retained loans	4,868	4,688
Auto [Member] | Ohio [Member]
Loan delinquency
Total retained loans	2,961	3,153
Consumer business banking [Member] | Ohio [Member]
Loan delinquency
Total retained loans	1,647	1,783
Student And Other Loans [Member] | Ohio [Member]
Loan delinquency
Total retained loans	1,010	957
Total Other Consumer [Member] | Ohio [Member]
Loan delinquency
Total retained loans	5,618	5,893
Auto [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	1,842	1,776
Consumer business banking [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	422	426
Student And Other Loans [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	502	475
Total Other Consumer [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	2,766	2,677
Auto [Member] | Michigan [Member]
Loan delinquency
Total retained loans	2,434	2,108
Consumer business banking [Member] | Michigan [Member]
Loan delinquency
Total retained loans	1,401	1,613
Student And Other Loans [Member] | Michigan [Member]
Loan delinquency
Total retained loans	729	686
Total Other Consumer [Member] | Michigan [Member]
Loan delinquency
Total retained loans	4,564	4,407
Auto [Member] | Arizona [Member]
Loan delinquency
Total retained loans	1,499	1,479
Consumer business banking [Member] | Arizona [Member]
Loan delinquency
Total retained loans	1,218	1,210
Student And Other Loans [Member] | Arizona [Member]
Loan delinquency
Total retained loans	387	366
Total Other Consumer [Member] | Arizona [Member]
Loan delinquency
Total retained loans	3,104	3,055
Auto [Member] | Washington [Member]
Loan delinquency
Total retained loans	716	627
Consumer business banking [Member] | Washington [Member]
Loan delinquency
Total retained loans	115	84
Student And Other Loans [Member] | Washington [Member]
Loan delinquency
Total retained loans	279	266
Total Other Consumer [Member] | Washington [Member]
Loan delinquency
Total retained loans	1,110	977
Auto [Member] | All other [Member]
Loan delinquency
Total retained loans	21,697	20,172
Consumer business banking [Member] | All other [Member]
Loan delinquency
Total retained loans	4,191	4,270
Student And Other Loans [Member] | All other [Member]
Loan delinquency
Total retained loans	6,834	6,649
Total Other Consumer [Member] | All other [Member]
Loan delinquency
Total retained loans	32,722	31,091
Other consumer [Member]
Average balance of impaired loans during the period:
Total average balance of impaired loans during the period	802	496	271
Auto [Member]
Charge offs
Net charge offs	298	627
Percentage of net charge-offs to retained loans	0.63%	1.44%
Loan delinquency
Total retained loans	48,367	46,031
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	1.22%	1.63%
Wholesale Impaired Loans
With an allowance	102	118
Without an allowance	0	0
Total impaired loans	102	118
Allowance for loan losses related to impaired loans	16	30
Unpaid principal balance of impaired loans	132	137
Average balance of impaired loans during the period:
Total average balance of impaired loans during the period	120	100	71
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	91	79
TDRs on nonaccrual status	39	30
Auto [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	47,778	45,281
Auto [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	141	177
Auto [Member] | Criticized Total Non Accrual [Member]
Loan delinquency
Total retained loans	12	39
Auto [Member] | Criticized Performing [Member]
Loan delinquency
Total retained loans	265	448
Auto [Member] | Non Criticized [Member]
Loan delinquency
Total retained loans	5,803	4,564
Auto [Member] | 30-119 Days Past Due [Member]
Loan delinquency
Total retained loans	579	720
Auto [Member] | 120 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	10	30
Consumer business banking [Member]
Charge offs
Net charge offs	707	842
Percentage of net charge-offs to retained loans	4.23%	4.73%
Loan delinquency
Total retained loans	16,812	16,974
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	3.40%	4.11%
Wholesale Impaired Loans
With an allowance	774	500
Without an allowance	0	0
Total impaired loans	774	500
Allowance for loan losses related to impaired loans	248	129
Unpaid principal balance of impaired loans	899	577
Average balance of impaired loans during the period:
Total average balance of impaired loans during the period	682	396	200
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	395	17
TDRs on nonaccrual status	268	16
Consumer business banking [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	16,240	16,277
Consumer business banking [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	832	826
Consumer business banking [Member] | Criticized Total Non Accrual [Member]
Loan delinquency
Total retained loans	574	542
Consumer business banking [Member] | Criticized Performing [Member]
Loan delinquency
Total retained loans	502	517
Consumer business banking [Member] | Non Criticized [Member]
Loan delinquency
Total retained loans	10,831	10,450
Consumer business banking [Member] | 30-119 Days Past Due [Member]
Loan delinquency
Total retained loans	351	427
Consumer business banking [Member] | 120 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	221	270
Student And Other Loans [Member]
Charge offs
Net charge offs	459	443
Percentage of net charge-offs to retained loans	2.85%	2.90%
Loan delinquency
Total retained loans	15,311	14,726
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	1.55%	1.68%
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	0	0
TDRs on nonaccrual status	0	0
Student And Other Loans [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	15,074	14,479
Student And Other Loans [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	625	542
Student And Other Loans [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	67	74
Student And Other Loans [Member] | Criticized Total Non Accrual [Member]
Loan delinquency
Total retained loans	0	0
Student And Other Loans [Member] | Criticized Performing [Member]
Loan delinquency
Total retained loans	0	0
Student And Other Loans [Member] | Non Criticized [Member]
Loan delinquency
Total retained loans	0	0
Student And Other Loans [Member] | 30-119 Days Past Due [Member]
Loan delinquency
Total retained loans	232	240
Student And Other Loans [Member] | 120 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	5	7
Total Other Consumer [Member]
Charge offs
Net charge offs	1,464	1,912
Percentage of net charge-offs to retained loans	1.82%	2.49%
Loan delinquency
Total retained loans	80,490	77,731
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	1.75%	2.18%
Wholesale Impaired Loans
With an allowance	876	618
Without an allowance	0	0
Total impaired loans	876	618
Allowance for loan losses related to impaired loans	264	159
Unpaid principal balance of impaired loans	1,031	714
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	486	96
TDRs on nonaccrual status	307	46
Total Other Consumer [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	79,092	76,037
Total Other Consumer [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	625	542
Total Other Consumer [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	1,040	1,077
Total Other Consumer [Member] | Criticized Total Non Accrual [Member]
Loan delinquency
Total retained loans	586	581
Total Other Consumer [Member] | Criticized Performing [Member]
Loan delinquency
Total retained loans	767	965
Total Other Consumer [Member] | Non Criticized [Member]
Loan delinquency
Total retained loans	16,634	15,014
Total Other Consumer [Member] | 30-119 Days Past Due [Member]
Loan delinquency
Total retained loans	1,162	1,387
Total Other Consumer [Member] | 120 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	236	307
90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	$ 0	$ 0